Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 30, 2021	Dec. 31, 2020
Condensed Consolidated Balance Sheets
Preferred Stock, Par Value (in Dollars Per Share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized (in Shares)	10,000,000	10,000,000	10,000,000,000,000	10,000,000
Preferred Stock, Shares Issued (in Shares)	0	0	0	0
Preferred Stock, Shares Outstanding (in Shares)		0		0
Common Stock, Par Value (in Dollars Per Share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized (in Shares)	300,000,000	300,000,000	300,000,000	100,000,000
Common Stock, Shares Issued (in Shares)	144,379,308	144,379,308	144,379,308	42,066,172
Common Stock, Shares Outstanding (in Shares)	144,379,308	144,379,308	144,379,308	42,066,172